Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY (DEFICIT)

a.	Reverse Share Split:

On June 21, 2020, the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying an additional reverse share split and cancelling the shares’ par value (See Note 1.b).

Following the reverse share split and the cancellation of the par value, all Ordinary shares, Convertible Preferred shares, options, convertible loans, warrants, exercise prices and per share data have been adjusted retroactively for all periods presented in these consolidated financial statements.

b.	Ordinary share capital is composed as follows:

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with no par value	47,800,000	18,756,570	47,800,000	18,494,739

c.	Ordinary shares rights:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

d.	Share option plan:

The Company has authorized through its 2012 Share Option Plan, the grant of options to officers, directors, advisors, management and other key employees of up to 3,672,094 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are canceled or forfeited before expiration become available for future grant.

As of December 31, 2021, 378,231 of the Company’s options were available for future grants.

A summary of the status of options to employees under the Company’s option plan as of December 31, 2021 and 2020, and changes during the relevant period ended on that date is presented below:

	Year Ended December 31, 2021
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	2,193,392	$5.72	$9,263	6.58
Granted	670,324	8.28
Exercised	(43,866)	6.42	227
Forfeited and expired	(92,939)	8.65

Outstanding at end of year	2,726,911	$6.25	$2,323	6.44

Exercisable options	1,642,217	$5.27	$2,323	4.68

Vested and expected to vest	2,726,911	$6.25	$2,323	6.44

The Black-Scholes assumptions used to value the employee share options at the grant dates are presented in the following table by years:

	2021	2020	2019

Dividend yield (%)	0	0	0
Expected volatility (%)	72.97-78.69	74.35-84.77	69.8-76.14
Risk-free interest rate (%)	0.62-1.32	0.23-1.38	2.26-3.13
Expected term (in years)	5-6	5-6	6-7

These assumptions and estimates were determined as follows:

o	Fair Value of Ordinary Shares - Prior to the IPO, the fair value was determined by the Company’s board of directors, with input from management and valuation reports prepared by third-party valuation specialists. After the IPO, the fair value of each Ordinary share was based on the closing price of the Company’s publicly traded Ordinary shares as reported on the date of the grant.

o	Dividend Yield - The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

o	Expected Volatility - As the Company has a short trading history for its Ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

o	Risk-Free Interest Rate - The risk-free rate for the expected term of the options is based on the Black-Scholes option pricing model on the yields of United States of America Treasury securities with maturities appropriate for the expected term of employee share option awards.

o	Expected term - The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2021, 2020 and 2019, was comprised as follows:

	Year Ended December 31,
	2021	2020	2019

Research and development	$2,203	$1,806	$180
Marketing and business development	317	140	90
General and administrative	2,230	2,631	706

Total share-based compensation expense	$4,750	$4,577	$976

As of December 31, 2021, there were unrecognized compensation costs of $8,997, which are expected to be recognized over a weighted average period of approximately 2.5 years.

e.	Options issued to non-employees (including Directors and consultants):

Outstanding options granted to non-employees as of December 31, 2021, were as follows:

Grant date	Options outstanding as of December 31, 2021	Average Exercise price per share ($)	Options exercisable as of December 31, 2021	Exercisable through

October 2013	5,719	$5.06	5,719	October 2023
September 2014	5,719	5.06	5,719	September 2024
April 2016	5,975	3.10	5,975	April 2026
December 2016	7,170	3.93	7,170	December 2026
June 2017	197,722	4.10	177,346	June 2027
November 2017	17,925	7.70	17,925	November 2027
August 2019	71,700	8.18	70,199	August 2029
June 2020	64,530	6.62	32,112	June 2030
April 2021	62,741	9.57	31,367	April 2031
August 2021	15,000	8.13	-	August 2031
December 2021	10,000	$6.80	-	December 2031

	464,201		353,532

f.	Warrants:

During the year ended December 31, 2020, 2,106,879 D-2 Warrants were exercised into 885,377 Ordinary shares on a cashless basis. As of December 31, 2020, 648,519 D-2 Warrants were outstanding. In addition, 53,775 A Warrants were exercised into 53,775 Ordinary shares for a total consideration of $13. As of December 31, 2021, no A Warrants were outstanding.

During the year ended December 31, 2021, 580,028 D-2 Warrants were exercised into 115,982 Ordinary shares on a cashless basis. In addition, 68,491 D-2 Warrants were exercised into 68,491 Ordinary shares for a total consideration of $632. As of December 31, 2021, no D-2 Warrants are outstanding.

Since the IPO and as of December 31, 2021, all warrants are exercisable into Ordinary shares, in which the Outstanding issued warrants to Ordinary shares as of December 31, 2021, were as follows:

Grant date	Warrants outstanding as of December 31, 2021	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2021	Exercisable through

August 2019	200,596	$15.95	200,596	August 2023
September 2020	17,925	$16.00	17,925	September 2024

	218,521		218,521